Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Notes
Subsequent Events [Text Block]
Note 11 – Subsequent Events

On July 6, 2017 IronClad closed and funded on an agreement to issue a 12% convertible note payable.  IronClad entered into the Securities Purchase Agreement on June 26, 2017 to issue the note payable for an aggregate principal amount of $78,500 with the intent of subsequently meeting certain conditions precedent to closing and funding on or before July 7, 2017.  The closing conditions precedent were met prior to that date and the convertible note payable was closed, issued and funded on July 6, 2017.  The Company received cash proceeds of $75,000 net of transaction costs of $3,500.

The note matures on March 30, 2018 and interest costs accrue on the unpaid principal balance at 12% annually until March 30, 2018, and after that interest accrues annually at 22% until the principal amount and all interest accrued and unpaid are paid.
The holder of the note, at his sole election, may convert the note into shares of common stock of the Company at any time during the period beginning on the date which is one hundred and eighty days following the date of the note (dated June 26, 2017) and ending on the later of i) the maturity date, or ii) the date of payment of a default amount, if any.

The shares to be issued are a function of a variable conversion price which is 65% of a market price defined to be the lowest one trading price for the Company’s common stock during the fifteen day trading period ending on the last trading day prior to exercising the conversion right.  The company will keep available authorized shares reserved, initially 289,846 shares, but in any event authorized shares equal to six times the number of shares that would be issuable upon full conversion of the note from time to time.

NOTE 6 – SUBSEQUENT EVENTS

On January 6, 2017, we entered into a Share Exchange Agreement with owners of InterLok Key Management, Inc., a Texas corporation wherein we agreed to issue 56,655,891 restricted shares of our Class A common stock in exchange for 100% of the outstanding shares of InterLok Key Management, Inc. common stock.  InterLok Key Management, Inc. is engaged in the business of developing and licensing its patented key based encryption methods. On January 6, 2017, we completed our Share Exchange Agreement with the owners of InterLok, and issued 56,655,891 restricted shares of our Class A common stock to 29 persons and/or entities in exchange for all of the outstanding shares of InterLok Key Management, Inc. common stock. Immediately following completion of the share exchange agreement, the new Board changed the Company name to IronClad Encryption Corporation, moved the Company from Delaware to Nevada, and changed the stock symbol to IRNC from BTHI.

On January 16, 2017, the Delaney Equity Group, LLC received 75,000 shares of restricted Class A common stock at a base value of $0.15 per share, and options to purchase 75,000 shares of Class A common stock at $0.75 per share over a three year period, as part of a compensation package for brokerage services.

On January 20, 2017 as previously reported on Form 3A these IronClad Officers received the following Class A common stock options at a purchase price of $0.15 per share that vest on January 6, 2018:

•
James D. McGraw, President: 1,000,000 shares per year over four years, for a total of 4,000,000 shares. And, a performance based option to purchase 10,000,000 shares at $0.15 per share if the stock price reaches $15 per share.

•	Daniel M. Lerner, Chief Technology: 1,000,000 per year over three year, for a total of 3,000,000 shares.

•	Jeff B. Barrett, Vice President of Planning: 250,000 per year over four years, for a total of 1,000,000 shares.

•	Len E. Walker, General Council: 250,000 shares per year over four years, for a total of 1,000,000 shares.

On January 31, 2017, IronClad issued a Private Placement Memorandum (PPM) to accredited investors to sell up to 9,333,334 shares of the Company’s $0.001 par value restricted Class A common stock at a price of $0.15 per share and raise up to $1,400,000. As of March 27, 2017, 8,317,671 the shares have been sold to 31 investors. The PPM is expected to close on March 31, 2017.

On January 31, 2017, per the terms of the Share Exchange Agreement on January 6, 2017, Paul A. Hatfield received 250,000 shares of restricted Class A common stock at a base value of $0.03 per share, options to purchase 350,000 shares of Class A common stock at $0.15 per share over a two year period, and $25,000 in cash.

On February 1, 2017, Halliburton Investor Relations received options to purchase 100,000 shares of Class A common stock at $0.15 per share over a three year period, as part of a compensation package for investor relations services.

On March 13, 2017, Lisa Morgan, an IronClad writing consultant, received options to purchase 100,000 shares of Class A common stock at $0.15 per share over a four year period at 25,000 shares per year, with an option period of twenty-four months.

On March 15, 2017, two convertible notes, each in the amount of $30,000 were converted to 200,000 shares of restricted Class A common stock at $0.15 per share. The total 400,000 shares are accounted for in the above mentioned PPM offering. As well, the two owners of the convertible notes were each awarded options to purchase 250,000 shares of Class A common stock at a purchase price of $0.15 until August 9, 2018.

On March 21, 2017, Mendy Ouzillou, an IronClad marketing consultant received options to purchase 20,000 shares of Class A common stock at $0.15 per share over a three year period.

All related financial information for the year ended December 31, 2016 for the private company, InterLok Key Management, Inc. is contained in a corresponding amended Form 8-K dated March 29, 2017.